Cover	12 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To update financials.
Entity Registrant Name	Tego Cyber, Inc.
Entity Central Index Key	0001815632
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Transition Period	false